Investment Objectives and Goals	Dec. 29, 2025
Green California Tax-Free Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GREEN CALIFORNIA TAX-FREE INCOME FUND Ticker Symbol: CFNTX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high current tax-free income for California residents.
S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500 INDEX FUND Ticker Symbols: SPFIX and SPXKX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
S&P MidCap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P MIDCAP INDEX FUND Ticker Symbols: SPMIX and MIDKX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
S&P SmallCap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P SMALLCAP INDEX FUND Ticker Symbols: SMCIX and SMLKX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Shelton Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SHELTON EQUITY INCOME FUND Ticker Symbols: EQTIX and EQTKX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income- producing U.S. equity securities.
Nasdaq-100 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	NASDAQ-100 INDEX FUND Ticker Symbols: NASDX, NDXKX and NQQQX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq- 100 Index®.
U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. GOVERNMENT SECURITIES FUND Ticker Symbols: CAUSX and CAUKX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
The United States Treasury Trust
Prospectus [Line Items]
Risk/Return [Heading]	THE UNITED STATES TREASURY TRUST Ticker Symbol: UTSXX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Shelton Sustainable Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SHELTON SUSTAINABLE EQUITY FUND Ticker Symbol: NEXTX and NEXIX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Shelton Sustainable Equity Fund’s investment objective is to achieve long-term capital appreciation by investing in stocks in the sustainable economy.